Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Unamortized debt issuance costs	$ 421,235	$ 642,660	$ 53,614
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,215	0	0
Preferred stock, shares outstanding	1,215	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	44,231,402	38,263,813	37,295,813
Common stock, shares outstanding	44,231,402	38,263,813	37,295,813